LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2017 (current maturity)	$368

Long-term portion:

2018	368
2019	368
2020	368
2021	368
Thereafter	14,023

Total	$15,495

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2017 (current maturity)	$1,962

Long-term portion:

2018	1,962
2019	1,962
2020	1,962
2021	1,962
Thereafter	78,840

Total	$86,688

DG HYP Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2017 (current maturity)	$443

Long-term portion:

2018	443
2019	443
2020	19,468

Total	$20,354

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2017 (current maturity)	$4,987

Long-term portion:

2018	6,724

Total	$6,724